As filed with the Securities and Exchange Commission on September 25, 2001

                                                             File Nos. 2-28273
                                                                       811-01605


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No. ___          /   /
                                                                     ---
                           Post-Effective Amendment No. 67           / X /
                                                                     ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No. 36                          / X /
                                                                     ---
                        (Check appropriate box or boxes)

                           PIONEER BALANCED FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
         ___ on [date] pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a)(1)
          X  on October 1, 2001 pursuant to paragraph (a)(1)
         ---
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated May 1, 2001          5/4/01              0000069405-01-500007

Statement of additional informa-
tion dated May 1, 2001                4/23/01             0000069405-01-500004

July 30, 2001 supplement to
Class A, B and C Shares
prospectus dated March 1, 2001         7/30/01             0001016964-01-500088

July 30, 2001 supplement to
SAI, dated March 1, 2001              7/30/01               0001016964-01-500088

September 14, 2001 supplement to
SAI, dated March 1, 2001              9/14/01               0001016964-01-500172

Pioneer Balanced Fund
Annual Report
October 31, 2000                      2/26/01              0000069405-01-000006

Pioneer Balanced Fund
Semi-Annual Report
April 30, 2001                        8/28/01               0000831120-01-500046

 October 1, 2001

                        SUPPLEMENT TO THE MAY 1, 2001 PROSPECTUS
                            FOR PIONEER BALANCED FUND

The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the prospectus referenced below. Please refer to the prospectus for the full text of the supplemented section.

BASIC INFORMATION ABOUT THE FUND

COMPARISON WITH THE STANDARD & POOR'S 500 INDEX, THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)

                                                            SINCE      INCEPTION

              1 YEAR         5 YEARS          10 YEARS    INCEPTION       DATE
-------------------------------------------------------------------------------

Class C        XX.XX           n/a               n/a         X.XX       1/31/96
 ...............................................................................
S&P 500
Index          (9.11)          18.28            17.41          12.16*      ---

Lehman Brothers
Government/Credit
Bond Index     11.85           6.24             8.00           7.62**      ---

Lehman Brothers
Aggregate Bond Index
               11.63            n/a             n/a           7.68***      ---

*Reflects the return of the index since the inception of Class A shares. The return of the index since the inception of Class B shares is 20.04% and Class C shares is 17.84%.

**Reflects the return of the index since the inception of Class B shares. The return of the index since the inception of Class C shares is 6.21%. Index return information is not available for periods prior to January 1973.

***Reflects the return of the index since the inception of Class B shares. The return of the index since the inception of Class C shares is 6.43%. Index return information is not available for periods prior to 1970.

FEES AND EXPENSES

These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

SHAREOWNER FEES

PAID DIRECTLY FROM YOUR INVESTMENT          CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------
Maximum sales charge (load) when you buy
   shares as a percentage of offering price   4.50%      None        1%
 .......................................................................
Maximum deferred sales charge (load) as a
   percentage of offering price or the
   amount you receive when you sell shares,
   whichever is less                        None(1)        4%        1%
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND

as a percentage of average          CLASS A        CLASS B       CLASS C
daily net assets
------------------------------------------ ----------------- -----------------
Management Fee                      0.65%        0.65%          0.65%
------------------------------------------ ----------------- -----------------
------------------------------------------ ----------------- -----------------
Distribution and Service            0.25%        1.00%          1.00%
(12b-1) Fee
------------------------------------------ ----------------- -----------------
------------------------------------------ ----------------- -----------------
Other Expenses                      0.33%        0.50%           0.96%
------------------------------------------ ----------------- -----------------
------------------------------------------ ----------------- -----------------
Total Annual Fund                    1.23%       2.15%           2.61%
Operating Expenses
------------------------------------------ ----------------- -----------------

  (1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge. See "Buying, exchanging and selling shares."

EXAMPLE

           IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -------------------------------------------------------------------------------
                          NUMBER OF YEARS YOU OWN YOUR SHARES

--------------------------------------------------------------------------------
          1        3          5         10        1        3        5         10
--------------------------------------------------------------------------------
Class C xxx      xxx      x,xxx      x,xxx      xxx      xxx    x,xxx      x,xxx
--------------------------------------------------------------------------------

BUYING, EXCHANGING AND SELLING SHARES

NET ASSET VALUE

You buy or sell shares at the share price. When you buy Class A or Class C, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge.

COMPARING CLASSES OF SHARES

WHY YOU MIGHT PREFER EACH CLASS (CLASS C)
You may prefer Class C shares if you would rather pay higher annual expenses over time and you wish to pay a lower initial sales charge than for Class A shares or if you qualify for a waiver of the initial sales charge.

INITIAL SALES CHARGE (CLASS C)

1% of the offering price, which is waived for certain investors. At the time of purchase, your investment firm receives a commission from the distributor of up to 2%.

CONTINGENT DEFERRED SALES CHARGES (CLASS C)

A 1% charge if you sell your shares within one year of purchase.

SALES CHARGES: CLASS C SHARES

You buy Class C shares at the offering price, which includes an initial sales charge of 1% of the amount invested, unless you qualify to purchase shares at net asset value per share without paying an initial sales charge. If you sell your Class C shares within one year of purchase, you will pay also the distributor a contingent deferred sales charge of 1% of the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less.

PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class C shares so that you pay the lowest possible CDSC.

|X| The CDSC is calculated on the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less

|X|  You do not pay a CDSC on reinvested dividends or distributions
|X| In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)

|X| If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently

|X|  You may qualify for a waiver of the CDSC normally charged. See
    "Qualifying for a reduced sales charge"

CLASS C SALES CHARGES

You may pay a combination of initial and contingent deferred charges in connection with Class C shares.

The following is inserted after the section entitled "Letter of intent (Class
A)":

INITIAL CLASS C SALES CHARGE WAIVERS

You may purchase Class C shares at net asset value without an initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, you must let your broker-dealer know prior to purchasing shares. You will not be entitled to the waiver unless your broker-dealer notifies the distributor of your eligibility at the time of purchase. You may not resell these shares except to or on behalf of the fund.

CLASS C PURCHASES AT NET ASSET VALUE ARE AVAILABLE TO:

|X| Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;

|X| Any shareowner who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer;

|X| Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);

|X| In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.

The following supplements the section entitled "Financial highlights":

THE FINANCIAL HIGHLIGHTS TABLE HELPS YOU UNDERSTAND the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information (other than for the period ended June 30, 2001) has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual and semiannual reports are available upon request.




PIONEER BALANCED FUND
CLASS A SHARES

                                                                   Six
                                                                Months Ended
                                                               June 30, 2001(a)

                                                                    (UNAUDITED)

Net asset value, beginning of period                              $  9.94

Increase (decrease) from investment operations:

   Net investment income (loss)                                   $  0.11

   Net realized and unrealized gain
   (loss) on investments and futures contracts                    $  (0.08)

      Net increase (decrease) from
      investment operations                                       $  0.03

Distributions to shareownders:
  Net investment income                                           $ (0.13)
  Net realized gain                                               $  ----

Net increase (decrease) in net asset value                        $ (0.10)

Net asset value, end of period                                    $9.84
                                                                  =====

Total return*                                                      0.30%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to
average net assets+                                                1.30%**

Ratio of net investment income
(loss) to average net assets+                                      2.32%**

Portfolio turnover rate                                              149%**

Net assets, end of period
(in thousands)                                                      $ 151,826

Ratios assuming reduction for fees
paid indirectly:

   Net expenses                                                    1.29%**
   Net investment income (loss)                                    2.33%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.
(a) As discussed in Note 7, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income by $0.01, increase net realized and unrealized gain (loss) by $0.01 and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 2.35% to 2.33%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

FINANCIAL HIGHLIGHTS

PIONEER BALANCED FUND
CLASS B SHARES

                                                                   Six
                                                              Months Ended
                                                             June 30, 2001(a)

                                                                    (UNAUDITED)

Net asset value, beginning of period                              $  9.85

Increase (decrease) from investment operations:

   Net investment income (loss)                                   $  0.07

   Net realized and unrealized gain
   (loss) on investments and futures contracts                    $  (0.08)

      Net increase (decrease) from
      investment operations                                       $  (0.01)

Distributions to shareownders:
  Net investment income                                           $ (0.09)
  In excess of net investment income                                 ----
  Net realized gain                                               $  ----

Net increase (decrease) in net asset value                        $ (0.10)

Net asset value, end of period                                    $9.75
                                                                  =====

Total return*                                                     (0.14)%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to
average net assets+                                               2.20%**

Ratio of net investment income
(loss) to average net assets+                                     1.41%**

Portfolio turnover rate                                           149%**

Net assets, end of period
(in thousands)                                                   $ 16,131

Ratios assuming reduction for fees
paid indirectly:

   Net expenses                                                   2.19%**
   Net investment income (loss)                                   1.42%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.
(a) As discussed in Note 7, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 1.44% to 1.42%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

PIONEER BALANCED FUND
CLASS C SHARES

                                                                    Six
                                                               Months Ended
                                                              June 30, 2001(a)

                                                                    (UNAUDITED)

Net asset value, beginning of period                              $  9.94

Increase (decrease) from investment operations:

   Net investment income (loss)                                   $  0.06

   Net realized and unrealized gain
   (loss) on investments and futures contracts                    $  (0.10)

      Net increase (decrease) from
      investment operations                                       $  (0.04)

Distributions to shareownders:
  Net investment income                                           $ (0.07)
  In excess of net investment income                                 ----
  Net realized gain                                               $  ----

Net increase (decrease) in net asset value                        $ (0.11)

Net asset value, end of period                                    $9.83
                                                                  =====

Total return*                                                      (0.45)%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to
average net assets+                                                2.64%**

Ratio of net investment income
(loss) to average net assets+                                      0.96%**

Portfolio turnover rate                                              149%**

Net assets, end of period
(in thousands)                                                      $ 3,780

Ratios assuming reduction for fees
paid indirectly:

   Net expenses                                                    2.63%**
   Net investment income (loss)                                    0.97%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**       Annualized.
+        Ratios assuming no reduction for fees paid indirectly.
(a) As discussed in Note 7, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the six months ended June 30, 2001, was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 0.99% to 0.97%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

                                                          _____-00-____
                                            (C) Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds




                                                                October 1, 2001

                          SUPPLEMENT TO THE MAY 1, 2001
                       STATEMENT OF ADDITIONAL INFORMATION
                            FOR PIONEER BALANCED FUND

The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the statement of additional information (SAI) referenced below. Please refer to the SAI for the full text of the supplemented section.

5.  PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

PRINCIPAL UNDERWRITER

The third paragraph is revised as follows:

See "Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A and Class C shares.

The following amends the fourth paragraph:

See the tables in Appendix A for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A and Class C shares during recently completed fiscal years.

11.  SALES CHARGES

CLASS C SHARES

The first paragraph is revised as follows:

You may buy Class C shares at the public offering price, which includes a sales charge of 1% of the amount invested. Class C shares redeemed within one year of purchase will also be subject to a CDSC of 1%.

                                 SALES CHARGE AS A % OF

                                 OFFERING NET AMOUNT        DEALER

AMOUNT OF PURCHASE               PRICE*            INVESTED         REALLOWANCE

All amounts                       1.00              1.01             1.00

*If you established your Class C share account directly or through an omnibus account with a broker-dealer on or before September 28, 2001, your shares will not be subject to the 1% initial sales charge on exchanges or additional purchases of Class C shares. Your broker-dealer must inform PFD of your eligibility for a waiver at the time of sale.

The CDSC will be assessed on the amount equal to the lesser of the current market value or the original purchase cost (less any initial sales charge) of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares purchased through the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.

The initial and contingent deferred sales charges are subject to waiver in certain circumstances as described in the prospectus. As of October 1, 2001, the following is the only broker-dealer which has entered into an agreement with PFD to receive a reduced commission at the time of purchase and whose clients are entitled to a waiver of the initial sales charge: Merrill Lynch & Co. Shareholders who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer ("Grandfathered Shareholders") are only entitled to a waiver of the initial sales charge if their broker informs PFD at the time of purchase that the shares are being purchased for the account of a Grandfathered Shareholder. If you are a Grandfathered Shareholder you should notify your broker-dealer before purchasing Class C shares.

ADDITIONAL PAYMENTS TO DEALERS

The second sentence of the first paragraph is revised as follows:

PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A or Class C sales with respect to which orders are placed during a particular period.

12.  REDEEMING SHARES

SYSTEMATIC WITHDRAWAL PLAN(S) ("SWP")

The first sentence of the third paragraph is revised as follows:

Purchases of Class A or Class C shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

14.  PRICING OF SHARES

The fifth paragraph is revised as follows:

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. The fund's maximum offering price per Class C share is determined by adding the maximum sales charge to the net asset value per Class C share (Class C shares may be subject to a CDSC). Class B shares are offered at net asset value without the imposition of an initial sales charge (Class B shares may be subject to a CDSC).

15.      TAX STATUS

The first sentence of the fifteenth paragraph is revised as follows:

In addition, if Class A or Class B shares that have been held for less than 91 days are redeemed and the proceeds are reinvested in Class A shares of the fund or in Class A shares of another mutual fund at net asset value pursuant to the reinstatement privilege, or if Class A or Class C shares in the fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege.

16.      INVESTMENT RESULTS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

The equation for computing average annual total return is revised as follows:

                  P(1+T)n = ERV

Where:

         P = a hypothetical initial payment of $1,000, less the maximum sales load of $57.50 for Class A shares or the maximum sales load of $10.00 for Class C shares or the deduction of the CDSC for Class B and Class C shares at the end of the period

         T        =        average annual total return

         n        =        number of years

         ERV      =        ending redeemable value of the hypothetical $1,000
                           initial payment made at the beginning of the designated period (or fractional portion thereof)

18.      APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

The average annual total returns for Class C shares are revised as follows:

AVERAGE ANNUAL TOTAL RETURNS (DECEMBER  31, 2000)

-------------------- --------------------------------------------------------------------
                                       AVERAGE ANNUAL TOTAL RETURN (%)

-------------------- --------------------------------------------------------------------
------------------ ------------- ---------------- --------------- -------------- --------------
                                                                  SINCE          INCEPTION

CLASS OF SHARES    ONE YEAR      FIVE YEARS       TEN YEARS       INCEPTION      DATE
------------------ ------------- ---------------- --------------- -------------- --------------
------------------ ------------- ---------------- --------------- -------------- --------------

Class C Shares        XX.XX            N/A             N/A        X.XX           1/31/96
------------------ ------------- ---------------- --------------- -------------- --------------

Reflects any applicable sales charges.

20.                          APPENDIX C - PERFORMANCE STATISTICS

The performance presentation for Class C shares is revised as follows:

                                          PIONEER BALANCED FUND
                                              CLASS C SHARES

----------------- -------------- ------------- ----------------                 -------------- --------------
                                               SALES CHARGE                     NET ASSET      INITIAL NET

                  INITIAL        OFFERING      INCLUDED         SHARES          VALUE PER      ASSET VALUE
DATE              INVESTMENT     PRICE                          PURCHASED       SHARE
----------------- -------------- ------------- ----------------                 -------------- --------------
----------------- -------------- ------------- ----------------                 -------------- --------------

----------------- -------------- ------------- ---------------- --------------- -------------- --------------
----------------- -------------- ------------- ---------------- --------------- -------------- --------------
1/31/96           $10,000        $XX.XX        1.00%            XXX.XXX         $XX.XX         $XX,XXX
----------------- -------------- ------------- ---------------- --------------- -------------- --------------


                                             VALUE OF SHARES
                                 (DIVIDENDS AND CAPITAL GAINS REINVESTED)

----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
                                       FROM CAPITAL            FROM

                  FROM INVESTMENT  GAINS REINVESTED       DIVIDENDS  CDSC IF REDEEMED     TOTAL VALUE
DATE                                                     REINVESTED                                           CDSC %
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------

----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/96                   $X,XXX                $0            $XXX               $99         $XX,XXX           1.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/97                   $X,XXX                $0            $XXX                $0         $XX,XXX           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/98                   $X,XXX                $0            $XXX                $0         $XX,XXX           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/99                   $X,XXX                $0            $XXX                $0         $XX,XXX           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/00                   $X,XXX                $0          $X,XXX                $0         $XX,XXX           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.



                           PART C - OTHER INFORMATION

Item 23.  Exhibits
Amended Form N-1A
Exhibit Reference
       (a)     1.1.  Declaration of Trust.(1)
       (a)     1.2.  Establishment and Designation of Class B Shares.(1)
       (a)     1.3.  Establishment and Designation of Class C Shares.(2)
       (a)     1.4.  Amendment to Agreement and Declaration of  Trust.(5)
       (a)     1.5.  Establishment and Designation of Class Y Shares.(5)
       (b)     2.    Restated By-Laws.(5)
       (c)     4.    None.
       (d)     5.    Management Contract.(5)
       (d)     5.1.  Subadvisory Agreement.(6)
       (e)     6.1.  Underwriting Agreement.(5)
       (e)     6.2.  Updated Dealer Sales Agreement.(5)
       (f)     7.    None.
       (g)     8.    Form of Custodian Agreement; and the Assignment dated
                     August 28, 1990.(1)
       (h)     9.    Investment Company Service Agreement.(5)
       (h)     9.1.  Administration Agreement.(3)
       (i)     10.   Opinion of and Consent of Counsel.(4)
       (j)     11.   Consent of Independent Public Accountants.(7)
       (k)     12.   None.
       (l)     13.   None.
       (m)     15.1. Class A Plan of Distribution.(5)
       (m)     15.2. Class B Plan of Distribution.(5)
       (m)     15.3. Class C Plan of Distribution.(2)
       (n)     18.b. Rule 18f-3 Plan.(2)
       (o)           Not applicable.
       (p)     20.1. Pioneer Code of Ethics.(5)
       (p)     20.2. Prudential Code of Ethics.(6)
       N/A     21.   Powers of Attorney.(7)
-------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 56 to the Registration Statement (File No. 2-28273) as filed with the Securities and Exchange Commission (the "SEC") on April 26, 1995 (Accession No. 0000069405-95-000007).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 57 to the Registration Statement as filed with the SEC on April 26, 1996 (Accession No. 0000069405-96-000012).

(3) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective AMendment No. 62 to the Registration Statement as filed with the SEC on February 22, 1999 (Accession No. 0000069405-99-000002)

(4) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 63 to the Registration Statement as filed with the SEC on April 30, 1999 (Accession No. 0000069405-99-000007)

(5) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 65 to the Registration Statement as filed with the SEC on February 23, 2001 (Accession No. 0001016964-01-000024)

(6) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 66 to the Registration Statement as filed with the SEC on April 23, 2001 (Accession No. 0000069405-01-500004)

(7) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25. Indemnification

     Except for the Agreement and Declaration of Trust, dated June 16, 1994, the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities
Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109
Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

Bruce R. Speca         Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Philip Haley           Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Jeffrey Saunders       Senior Vice President        None

Gail Smyth             Senior Vice President        None

Kristine Swanson       Senior Vice President        None

Elizabeth A. Watson    Vice President, Compliance   None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of September, 2001.

                                             PIONEER BALANCED FUND



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple            Dated: September 25, 2001)
         David D. Tripple
         Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit
Number  Document Title


(j)     Consent of Independent Public Accountants

N/A     Powers of Attorney